Share-Based Compensation - Weighted Average Assumptions and Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-Based Compensation.
Number of options granted	687,685	613,473	1,046,372
Weighted average exercise price	$ 47.01	$ 39.01	$ 30.96
Risk-free interest rate	1.24%	1.73%	2.01%
Expected volatility	21.53%	20.80%	25.06%
Expected term (years)	4 years 6 months	6 years 3 months 18 days	6 years 6 months
Dividend yield	0.86%	1.04%	1.29%
Weighted average fair value	$ 8.50	$ 8.27	$ 7.66